Intangibles and goodwill	6 Months Ended
Jun. 30, 2023
Intangibles and goodwill
Intangibles and goodwill

9. Intangibles and goodwill

Intangibles

A continuity of the Company’s intangibles is as follows:

Cost	Customer relationships	Brand name	Software	Total
	$	$	$	$
December 31, 2021	2,417,937	6,043,981	-	8,461,918
Foreign exchange	(154,602)	(386,451)	-	(541,053)
December 31, 2022	2,263,335	5,657,530	-	7,920,865

December 31, 2022	2,263,335	5,657,530	-	7,920,865
Acquisition of Engine	11,000,000	3,230,000	5,400,000	19,630,000
Foreign exchange	51,968	129,901	-	181,869
June 30, 2023	13,315,303	9,017,431	5,400,000	27,732,734

Accumulated amortization	Customer relationships	Brand name	Software	Total
	$	$	$	$
December 31, 2021	417,617	677,860	-	1,095,477
Amortization	471,211	1,177,859	-	1,649,070
Impairment	472,018	229,405	-
Foreign exchange	(45,246)	(89,696)	-	(134,942)
December 31, 2022	1,315,600	1,995,428	-	2,609,605

December 31, 2022	1,315,600	1,995,428	-	3,311,028
Amortization	261,503	596,489	236,712	1,094,704
Foreign exchange	32,991	56,198	-	89,189
June 30, 2023	1,610,094	2,648,115	236,712	4,494,921

Net book value	Customer relationships	Brand name	Software	Total
	$	$	$	$
December 31, 2022	947,735	3,662,102	-	4,609,837
June 30, 2023	11,705,209	6,369,316	5,163,288	23,237,813

The Company reviews the carrying value of its intangible assets with definite lives at each reporting period for indicators of impairment. During the year ended December 31, 2022, the Company recorded an impairment of intangible assets acquired on the acquisition of Code Red of $701,423.

Goodwill

A continuity of the Company’s goodwill is as follows:

Balance, December 31, 2022 and 2021	-
Acquisition of Engine	23,710,499
Effect of foreign exchange	-
Balance, June 30, 2023	23,710,499